RECLAMATION OBLIGATIONS - Additional information (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Reclamation Obligations
Deposit by Joint Venture Partner	$ 99,000
Chartered Bank | Letters Of Credit [Member]
Reclamation Obligations
Total borrowing	992,000
Elliot Lake [Member]
Reclamation Obligations
Undiscounted amount of estimated future reclamation costs	$ 45,283,000	$ 40,166,000
Discounted rate	5.45%	5.71%
MLJV and MWJV
Reclamation Obligations
Undiscounted amount of estimated future reclamation costs	$ 24,333,000	$ 23,601,000
Discounted rate	5.45%	5.71%
Reclamation obligations credit facility	$ 22,972,000
Wheeler River and Other
Reclamation Obligations
Undiscounted amount of estimated future reclamation costs	$ 3,260,000	$ 3,601,000
Discounted rate	5.45%	5.71%